Document and Entity Information	Apr. 12, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001561894
Document Type	8-K
Document Period End Date	Apr. 12, 2024
Entity Registrant Name	HANNON ARMSTRONG SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-35877
Entity Tax Identification Number	46-1347456
Entity Address, Address Line One	One Park Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Annapolis
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21401
City Area Code	(410)
Local Phone Number	571-9860
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	HASI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false